Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
STATE STREET INSTITUTIONAL INVESTMENT TRUST
State Street Emerging Markets Equity Index Fund
(the “Fund”)
Class A (SSUEX)
Class I (SSLEX)
Class K (SSKEX)
Supplement Dated March 1, 2022
to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”),
each dated April 30, 2021, as may be supplemented from time to time
1.	Effective immediately, “Geographic Focus Risk—China”, included in the “Principal Risks” section of the Prospectus and Summary Prospectus is deleted and replaced with the following:
China: The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions and policy in China and surrounding Asian countries. A relatively small number of Chinese companies represent a large portion of China’s total market and thus may be more sensitive to adverse political or economic circumstances and market movements. The economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others. Under China’s political and economic system, the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership. The Chinese government may intervene or seek to control the operations, structure, or ownership of Chinese companies, including with respect to foreign investors of such companies. In addition, expropriation, including nationalization, confiscatory taxation, political, economic or social instability or other developments could adversely affect and significantly diminish the values of the Chinese companies in which the Fund invests. The Chinese economy and financial markets have experienced high levels of growth in recent years; any actual or perceived reduction or curtailment in those levels of growth in the future would likely have a substantial adverse impact on the values of Chinese companies. These factors and others could negatively affect the value and liquidity of the Fund. The Fund may invest in shares of Chinese companies traded on stock markets in Mainland China or Hong Kong. These stock markets have recently experienced high levels of volatility, which may continue in the future. The Hong Kong stock market may behave differently from the Mainland China stock market and there may be little to no correlation between the performance of the Hong Kong stock market and the Mainland China stock market. The Fund may gain investment exposure to Chinese companies through variable interest entity (“VIE”) structures. The VIE structure enables foreign investors, such as the Fund, to obtain investment exposure to a Chinese company in situations in which the Chinese government has limited or prohibited non‑Chinese ownership of such company. The VIE structure does not involve equity ownership in a China-based company but rather involves claims to the China-based company’s profits and control of its assets through contractual arrangements.    In addition to the risk of government intervention, investments through a VIE structure are subject to the risk that the China-based company (or its officers, directors, or Chinese equity owners) may breach those contractual arrangements, or Chinese law changes in a way that adversely affects the enforceability of these arrangements, or those contracts are otherwise not enforceable under Chinese law, in which case the Fund may suffer significant losses on its investments through a VIE structure with little or no recourse available. If the Chinese government takes action adversely affecting VIE structures, the market value of the Fund’s associated portfolio holdings would likely suffer significant, detrimental, and possibly permanent consequences, which could result in substantial investment losses.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
STATE STREET INSTITUTIONAL INVESTMENT TRUST
State Street Emerging Markets Equity Index Fund
(the “Fund”)
Class A (SSUEX)
Class I (SSLEX)
Class K (SSKEX)
Supplement Dated March 1, 2022
to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”),
each dated April 30, 2021, as may be supplemented from time to time
1.	Effective immediately, “Geographic Focus Risk—China”, included in the “Principal Risks” section of the Prospectus and Summary Prospectus is deleted and replaced with the following:
China: The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions and policy in China and surrounding Asian countries. A relatively small number of Chinese companies represent a large portion of China’s total market and thus may be more sensitive to adverse political or economic circumstances and market movements. The economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others. Under China’s political and economic system, the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership. The Chinese government may intervene or seek to control the operations, structure, or ownership of Chinese companies, including with respect to foreign investors of such companies. In addition, expropriation, including nationalization, confiscatory taxation, political, economic or social instability or other developments could adversely affect and significantly diminish the values of the Chinese companies in which the Fund invests. The Chinese economy and financial markets have experienced high levels of growth in recent years; any actual or perceived reduction or curtailment in those levels of growth in the future would likely have a substantial adverse impact on the values of Chinese companies. These factors and others could negatively affect the value and liquidity of the Fund. The Fund may invest in shares of Chinese companies traded on stock markets in Mainland China or Hong Kong. These stock markets have recently experienced high levels of volatility, which may continue in the future. The Hong Kong stock market may behave differently from the Mainland China stock market and there may be little to no correlation between the performance of the Hong Kong stock market and the Mainland China stock market. The Fund may gain investment exposure to Chinese companies through variable interest entity (“VIE”) structures. The VIE structure enables foreign investors, such as the Fund, to obtain investment exposure to a Chinese company in situations in which the Chinese government has limited or prohibited non‑Chinese ownership of such company. The VIE structure does not involve equity ownership in a China-based company but rather involves claims to the China-based company’s profits and control of its assets through contractual arrangements.    In addition to the risk of government intervention, investments through a VIE structure are subject to the risk that the China-based company (or its officers, directors, or Chinese equity owners) may breach those contractual arrangements, or Chinese law changes in a way that adversely affects the enforceability of these arrangements, or those contracts are otherwise not enforceable under Chinese law, in which case the Fund may suffer significant losses on its investments through a VIE structure with little or no recourse available. If the Chinese government takes action adversely affecting VIE structures, the market value of the Fund’s associated portfolio holdings would likely suffer significant, detrimental, and possibly permanent consequences, which could result in substantial investment losses.